UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01597

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX	77042
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-262-6631

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2015

Item 1.	Schedule of Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.9%)
AEROSPACE & DEFENSE (2.0%)
General Dynamics Corp.	2,910	$433,910
Honeywell International, Inc.	7,310	767,916
L-3 Communications Holdings, Inc.	4,310	497,633
Lockheed Martin Corp.	2,649	548,608
Northrop Grumman Corp.	1,930	333,909
Precision Castparts Corp.	1,251	243,845
Raytheon Co.	3,060	333,815
Rockwell Collins, Inc.	1,650	139,623
Textron, Inc.	2,400	104,880
The Boeing Co.	5,708	822,922
United Technologies Corp.	7,530	755,334
		4,982,395
AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.	4,530	317,780
Expeditors International of Washington, Inc.	1,340	62,806
FedEx Corp.	2,412	413,465
United Parcel Service, Inc., Class B	6,990	715,496
		1,509,547
AIRLINES (0.7%)
American Airlines Group, Inc.	5,850	234,585
Delta Air Lines, Inc.	20,280	899,215
Southwest Airlines Co.	20,820	753,684
		1,887,484
AUTO COMPONENTS (0.6%)
BorgWarner, Inc.	1,510	75,062
Delphi Automotive PLC	2,310	180,365
Goodyear Tire & Rubber Co.	26,670	803,567
Johnson Controls, Inc.	10,560	481,114
		1,540,108
AUTOMOBILES (1.1%)
Ford Motor Co.	91,630	1,358,873
General Motors Co.	42,510	1,339,490
Harley-Davidson, Inc.	1,840	107,272
		2,805,635
BANKS (6.0%)
Bank of America Corp.	123,049	2,200,116
BB&T Corp.	16,760	674,925
Citigroup, Inc.	36,490	2,133,205
Comerica, Inc.	9,110	432,087
Fifth Third Bancorp	25,650	540,446
Huntington Bancshares, Inc.	26,630	310,772
JPMorgan Chase & Co.	40,154	2,751,754
KeyCorp	36,690	544,480
M&T Bank Corp.	1,150	150,823
PNC Financial Services Group, Inc.	9,564	938,994
Regions Financial Corp.	5,542	57,581
SunTrust Banks, Inc.	17,910	794,129
U.S. Bancorp	16,300	736,923
Wells Fargo & Co.	40,808	2,361,559
Zions Bancorp	19,290	601,655
		15,229,449
BEVERAGES (2.0%)
Coca-Cola Co.	40,080	1,646,486
Coca-Cola Enterprises, Inc.	4,370	223,220
Dr Pepper Snapple Group, Inc.	7,260	582,397
Monster Beverage Corp.(a)	5,640	866,022
PepsiCo, Inc.	17,071	1,644,791
		4,962,916
BIOTECHNOLOGY (3.5%)
Alexion Pharmaceuticals, Inc.(a)	5,150	1,016,816
Amgen, Inc.	9,563	1,688,730
Baxalta, Inc.(a)	6,010	197,308
Biogen Idec, Inc.(a)	2,911	927,968
Celgene Corp.(a)	11,920	1,564,500
Gilead Sciences, Inc.	18,060	2,128,552
Regeneron Pharmaceuticals, Inc.(a)	2,083	1,153,274
Vertex Pharmaceuticals, Inc.(a)	2,320	313,200
		8,990,348
BUILDING PRODUCTS (0.1%)
Allegion PLC	663	41,915
Masco Corp.	3,240	85,503
		127,418
CAPITAL MARKETS (2.3%)
Affiliated Managers Group, Inc.(a)	391	81,289
Ameriprise Financial, Inc.	3,296	414,208
Bank of New York Mellon Corp.	19,381	841,135
BlackRock, Inc.	1,069	359,526
Charles Schwab Corp.	10,400	362,752
E*TRADE Financial Corp.(a)	2,088	59,341
Franklin Resources, Inc.	3,480	158,514
Goldman Sachs Group, Inc.	6,032	1,236,982
Invesco Ltd.	4,030	155,558
Legg Mason, Inc.	5,970	294,560
Morgan Stanley	29,090	1,129,856
Northern Trust Corp.	2,250	172,102
State Street Corp.	3,837	293,761
T. Rowe Price Group, Inc.	2,620	202,081
		5,761,665
CHEMICALS (1.8%)
Air Products & Chemicals, Inc.	1,730	246,542
Airgas, Inc.	730	74,475
CF Industries Holdings, Inc.	2,170	128,464
Dow Chemical Co.	14,590	686,605
E.I. du Pont de Nemours & Co.	8,830	492,361
Ecolab, Inc.	4,370	506,090
FMC Corp.	1,320	64,073
International Flavors & Fragrances, Inc.	800	92,472
Lyondellbasell Industries NV, Class A	6,150	577,054
Monsanto Co.	4,300	438,127
PPG Industries, Inc.	2,858	309,750
Praxair, Inc.	3,200	365,248
The Mosaic Co.	3,210	137,837
The Sherwin-Williams Co.	1,785	495,802
		4,614,900
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Cintas Corp.	4,320	369,360
Pitney Bowes, Inc.	2,570	53,764
Republic Services, Inc., Class A	4,416	187,813
Stericycle, Inc.(a)	1,170	164,935
The ADT Corp.	1,795	61,981
Tyco International PLC	4,220	160,318
Waste Management, Inc.	5,610	286,839
		1,285,010
COMMUNICATIONS EQUIPMENT (1.4%)
Cisco Systems, Inc.	46,260	1,314,709
F5 Networks, Inc.(a)	4,090	548,632
Harris Corp.	1,260	104,504
Juniper Networks, Inc.	12,190	346,440
Motorola Solutions, Inc.	2,061	123,990
QUALCOMM, Inc.	16,940	1,090,767
		3,529,042

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
CONSTRUCTION & ENGINEERING (0.6%)
Fluor Corp.	13,010	$608,218
Jacobs Engineering Group, Inc.(a)	21,850	920,322
Quanta Services, Inc.(a)	1,410	38,944
		1,567,484
CONSTRUCTION MATERIALS (0.2%)
Martin Marietta Materials, Inc.	2,550	399,891
Vulcan Materials Co.	1,233	112,228
		512,119
CONSUMER FINANCE (0.8%)
American Express Co.	8,020	610,001
Capital One Financial Corp.	11,218	912,024
Discover Financial Services	4,330	241,657
Navient Corp.	20,280	318,396
		2,082,078
CONTAINERS & PACKAGING (0.4%)
Avery Dennison Corp.	5,920	360,232
Ball Corp.	1,500	101,760
Owens-Illinois, Inc.(a)	16,940	361,669
Sealed Air Corp.	1,940	103,150
WestRock Co.(a)	2,069	130,471
		1,057,282
DISTRIBUTORS (0.0%)
Genuine Parts Co.	1,330	118,304

DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,140	104,531

DIVERSIFIED FINANCIAL SERVICES (2.6%)
Berkshire Hathaway, Inc., Class B(a)	25,360	3,619,886
CME Group, Inc.	3,045	292,442
IntercontinentalExchange Group, Inc.	983	224,163
Leucadia National Corp.	42,480	999,130
McGraw Hill Cos., Inc.	2,750	279,813
Moody's Corp.	5,480	605,156
The NASDAQ OMX Group, Inc.	9,240	471,517
		6,492,107
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
AT&T, Inc.	64,329	2,234,782
CenturyLink, Inc.	15,554	444,844
Frontier Communications Corp.	10,190	48,097
Level 3 Communications, Inc.(a)	2,600	131,300
Verizon Communications, Inc.	38,230	1,788,782
		4,647,805
ELECTRIC UTILITIES (2.2%)
American Electric Power Co., Inc.	9,380	530,627
Duke Energy Corp.	10,494	778,865
Edison International	3,220	193,232
Entergy Corp.	6,660	472,993
Eversource Energy	2,410	119,825
Exelon Corp.	21,249	681,880
FirstEnergy Corp.	17,549	595,964
NextEra Energy, Inc.	4,230	444,996
Pepco Holdings, Inc.	11,260	300,417
Pinnacle West Capital Corp.	4,420	272,758
PPL Corp.	8,180	260,206
Southern Co.	8,600	384,678
Xcel Energy, Inc.	12,390	429,561
		5,466,002
ELECTRICAL EQUIPMENT (0.3%)
AMETEK, Inc.	2,200	116,710
Eaton Corp. PLC	4,260	258,071
Emerson Electric Co.	6,890	356,558
Rockwell Automation, Inc.	1,280	149,478
		880,817
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.4%)
Amphenol Corp., Class A	7,350	414,613
Corning, Inc.	12,810	239,291
FLIR Systems, Inc.	650	20,014
TE Connectivity Ltd.	3,710	226,013
		899,931
ENERGY EQUIPMENT & SERVICES (1.7%)
Baker Hughes, Inc.	12,049	700,649
Cameron International Corp.(a)	1,320	66,607
Diamond Offshore Drilling, Inc.	23,230	509,898
Ensco PLC, Class A, Sponsored ADR	27,010	447,826
FMC Technologies, Inc.(a)	1,810	59,296
Halliburton Co.	14,320	598,433
Helmerich & Payne, Inc.	5,550	320,457
National-Oilwell Varco, Inc.	11,466	483,063
Schlumberger Ltd.	10,989	910,109
Transocean Ltd.	24,620	326,461
		4,422,799
FOOD & STAPLES RETAILING (2.3%)
Costco Wholesale Corp.	6,380	927,014
CVS Corp.	14,405	1,620,130
SYSCO Corp.	17,170	623,443
The Kroger Co.	9,980	391,615
Walgreens Boots Alliance, Inc.	7,540	728,590
Wal-Mart Stores, Inc.	19,350	1,392,813
Whole Foods Market, Inc.	3,390	123,396
		5,807,001
FOOD PRODUCTS (2.2%)
Archer-Daniels-Midland Co.	22,980	1,089,712
Campbell Soup Co.	2,690	132,644
ConAgra Foods, Inc.	5,130	226,028
General Mills, Inc.	7,920	461,023
Hormel Foods Corp.	1,700	100,657
J.M. Smucker Co.	1,210	135,145
Kellogg Co.	4,160	275,267
Keurig Green Mountain, Inc.	4,590	344,434
McCormick & Co., Inc.	2,070	169,761
Mead Johnson Nutrition Co., Class A	2,090	184,735
Mondelez International, Inc., Class A	16,270	734,265
The Hershey Co.	1,950	181,135
The Kraft Heinz Co.	5,886	467,760
Tyson Foods, Inc., Class A	24,020	1,065,287
		5,567,853
GAS UTILITIES (0.0%)
AGL Resources, Inc.	1,529	73,514

HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
Abbott Laboratories	17,180	870,854
Baxter International, Inc.	6,010	240,881
Becton, Dickinson & Co.	2,751	418,565
Boston Scientific Corp.(a)	13,937	241,668
C.R. Bard, Inc.	984	193,504
DENTSPLY International, Inc.	1,890	107,560
Edwards Lifesciences Corp.(a)	4,040	614,726
Intuitive Surgical, Inc.(a)	825	439,865
Medtronic PLC	13,473	1,056,148
St. Jude Medical, Inc.	2,990	220,722
Stryker Corp.	3,490	356,922
Varian Medical Systems, Inc.(a)	1,320	113,612
Zimmer Holdings, Inc.	2,000	208,140
		5,083,167

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES (3.3%)
Aetna, Inc.	3,544	$400,366
AmerisourceBergen Corp.	7,320	774,090
Anthem, Inc.	9,860	1,521,102
Cardinal Health, Inc.	10,230	869,345
CIGNA Corp.	2,550	367,353
DaVita, Inc.(a)	8,080	638,562
Express Scripts Holding Co.(a)	6,771	609,864
Henry Schein, Inc.(a)	1,170	173,137
Humana, Inc.	6,379	1,161,552
Laboratory Corp. of America Holdings(a)	1,380	175,660
McKesson Corp.	2,225	490,768
Patterson Cos., Inc.	1,560	78,250
Quest Diagnostics, Inc.	1,710	126,215
UnitedHealth Group, Inc.	8,704	1,056,666
		8,442,930
HEALTH CARE TECHNOLOGY (0.2%)
Cerner Corp.(a)	5,890	422,431

HOTELS, RESTAURANTS & LEISURE (1.6%)
Carnival Corp.	9,700	516,913
Chipotle Mexican Grill, Inc.(a)	903	670,234
Marriott International, Inc., Class A	2,154	156,402
McDonald's Corp.	8,750	873,775
Royal Caribbean Cruises, Ltd.	1,430	128,486
Starbucks Corp.	13,310	771,048
Starwood Hotels & Resorts Worldwide, Inc.	1,740	138,260
Wyndham Worldwide Corp.	4,760	392,795
YUM! Brands, Inc.	3,760	329,978
		3,977,891
HOUSEHOLD DURABLES (1.3%)
D. R. Horton, Inc.	39,296	1,166,698
Garmin Ltd.	1,030	43,167
Harman International Industries, Inc.	3,254	350,326
Leggett & Platt, Inc.	5,860	280,167
Lennar Corp., Class A	16,590	879,934
Mohawk Industries, Inc.(a)	494	99,585
Newell Rubbermaid, Inc.	2,490	107,767
Pulte Group, Inc.	3,415	70,759
Whirlpool Corp.	2,242	398,471
		3,396,874
HOUSEHOLD PRODUCTS (1.4%)
Clorox Co.	2,340	261,939
Colgate-Palmolive Co.	10,460	711,489
Kimberly-Clark Corp.	4,310	495,521
Procter & Gamble Co.	26,231	2,011,918
		3,480,867
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.4%)
NRG Energy, Inc.	23,950	537,678
The AES Corp.	41,960	537,088
		1,074,766
INDUSTRIAL CONGLOMERATES (0.7%)
3M Co.	6,904	1,044,851
Danaher Corp.	7,040	644,582
Roper Industries, Inc.	1,235	206,579
		1,896,012
INSURANCE (7.0%)
ACE Ltd.	7,360	800,547
AFLAC, Inc.	12,270	785,893
American International Group, Inc.	27,474	1,761,633
Aon PLC	2,640	266,033
Assurant, Inc.	19,790	1,476,334
Chubb Corp.	6,290	782,036
Cincinnati Financial Corp.	8,712	480,990
Genworth Financial, Inc., Class A(a)	107,950	756,730
Hartford Financial Services Group, Inc.	24,170	1,149,284
Lincoln National Corp.	15,766	887,941
Loews Corp.	21,340	813,267
Marsh & McLennan Cos., Inc.	6,410	371,395
MetLife, Inc.	27,170	1,514,456
Principal Financial Group, Inc.	8,730	484,602
Progressive Corp.	17,950	547,475
Prudential Financial, Inc.	14,175	1,252,503
The Allstate Corp.	4,700	324,065
The Travelers Cos., Inc.	8,020	851,082
Torchmark Corp.	7,757	477,909
Unum Group	30,500	1,093,120
XL Group PLC	20,750	788,915
		17,666,210
INTERNET & CATALOG RETAIL (1.5%)
Amazon.com, Inc.(a)	3,140	1,683,511
Expedia, Inc.	7,105	862,831
Netflix, Inc.(a)	3,551	405,915
Priceline.com, Inc.(a)	619	769,770
TripAdvisor, Inc.(a)	875	69,457
		3,791,484
INTERNET SOFTWARE & SERVICES (3.5%)
Akamai Technologies, Inc.(a)	10,410	798,551
eBay, Inc.(a)	12,880	362,186
Equinix, Inc.	2,246	626,432
Facebook, Inc.(a)	25,710	2,416,997
Google, Inc., Class A(a)	2,531	1,664,132
Google, Inc., Class C(a)	2,513	1,572,158
VeriSign, Inc.(a)	10,150	720,041
Yahoo!, Inc.(a)	16,580	607,989
		8,768,486
IT SERVICES (3.4%)
Accenture PLC, Class A	5,610	578,447
Alliance Data Systems Corp.(a)	1,276	350,951
Automatic Data Processing, Inc.	4,890	390,075
Cognizant Technology Solutions Corp., Class A(a)	11,250	709,875
Computer Sciences Corp.	7,910	517,551
Fidelity National Information Services, Inc.	3,146	205,843
Fiserv, Inc.(a)	5,870	509,868
International Business Machines Corp.	7,786	1,261,254
MasterCard, Inc., Class A	11,040	1,075,296
Paychex, Inc.	3,960	183,744
PayPal Holdings, Inc.(a)	12,070	467,109
Teradata Corp.(a)	1,230	45,645
Total System Services, Inc.	1,161	53,662
Visa, Inc., Class A	21,014	1,583,195
Western Union Co.	6,480	131,155
Xerox Corp.	57,345	631,942
		8,695,612
LEISURE PRODUCTS (0.1%)
Hasbro, Inc.	1,100	86,614
Mattel, Inc.	3,380	78,450
		165,064
LIFE SCIENCES TOOLS & SERVICES (0.2%)
Agilent Technologies, Inc.	4,890	200,246
PerkinElmer, Inc.	2,490	131,771
Waters Corp.(a)	1,470	196,230
		528,247

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
MACHINERY (1.1%)
Caterpillar, Inc.	5,450	$428,533
Cummins, Inc.	1,390	180,047
Deere & Co.	6,352	600,709
Dover Corp.	1,190	76,243
Flowserve Corp.	960	45,110
Illinois Tool Works, Inc.	3,640	325,671
Ingersoll-Rand PLC	2,220	136,308
Joy Global, Inc.	5,360	141,557
PACCAR, Inc.	2,825	183,173
Pall Corp.	1,500	189,675
Parker Hannifin Corp.	1,175	132,481
Pentair PLC	1,370	83,310
Snap-on, Inc.	410	67,568
Stanley Black & Decker, Inc.	1,422	150,007
Xylem, Inc.	1,020	35,221
		2,775,613
MEDIA (1.7%)
Cablevision Systems Corp., Class A	3,260	91,997
Discovery Communications, Inc.(a)	1,000	30,300
Discovery Communications, Inc., Class A(a)	3,840	126,797
Interpublic Group of Cos., Inc.	7,680	163,584
News Corp., Class A(a)	56,680	834,896
Omnicom Group, Inc.	3,640	266,011
Scripps Networks Interactive, Class A	1,850	115,773
Tegna, Inc. Com	3,420	99,625
The Walt Disney Co.	16,840	2,020,800
Time Warner Cable, Inc.	2,680	509,227
		4,259,010
METALS & MINING (0.5%)
Alcoa, Inc.	10,790	106,497
Freeport-McMoRan Copper & Gold, Inc., Class B	30,458	357,882
Newmont Mining Corp.	23,790	408,474
Nucor Corp.	8,010	353,562
		1,226,415
MULTILINE RETAIL (1.1%)
Dollar General Corp.	2,800	225,036
Dollar Tree, Inc.(a)	6,202	483,942
Kohl's Corp.	11,070	678,812
Macy's, Inc.	3,262	225,274
Nordstrom, Inc.	4,210	321,265
Target Corp.	10,370	848,785
		2,783,114
MULTI-UTILITIES (1.6%)
Ameren Corp.	8,500	349,180
CenterPoint Energy, Inc.	7,020	135,767
CMS Energy Corp.	4,200	143,892
Consolidated Edison, Inc.	9,520	605,377
Dominion Resources, Inc.	6,124	439,091
DTE Energy Co.	5,240	421,610
NiSource, Inc.	3,160	55,173
PG&E Corp.	11,490	603,340
Public Service Enterprise Group, Inc.	5,076	211,517
SCANA Corp.	6,650	364,420
Sempra Energy	2,340	238,165
TECO Energy, Inc.	13,650	301,938
Wec Energy Group	3,095	151,655
		4,021,125
OIL, GAS & CONSUMABLE FUELS (8.1%)
Anadarko Petroleum Corp.	4,240	315,244
Apache Corp.	11,220	514,549
Cabot Oil & Gas Corp., Class A	13,830	361,793
Chesapeake Energy Corp.	54,520	472,143
Chevron Corp.	21,839	1,932,315
Cimarex Energy Co.	650	67,678
Columbia Pipeline Group, Inc.	3,160	92,209
ConocoPhillips	16,899	850,696
CONSOL Energy, Inc.	1,750	28,910
Devon Energy Corp.	13,810	682,490
EOG Resources, Inc.	8,254	637,126
EQT Corp.	1,250	96,062
Exxon Mobil Corp.	39,670	3,142,261
Hess Corp.	14,270	842,073
Kinder Morgan, Inc.	15,190	526,182
Marathon Oil Corp.	32,270	677,993
Marathon Petroleum Corp.	23,730	1,297,319
Murphy Oil Corp.	14,700	482,013
Newfield Exploration Co.(a)	25,510	836,473
Noble Energy, Inc.	3,050	107,451
Occidental Petroleum Corp.	10,782	756,896
ONEOK, Inc.	1,810	68,400
Phillips 66	17,859	1,419,791
Pioneer Natural Resources Co.	1,216	154,152
Range Resources Corp.	7,270	286,002
Southwestern Energy Co.(a)	2,650	49,290
Spectra Energy Corp.	6,543	197,991
Tesoro Corp.	12,260	1,193,388
Valero Energy Corp.	28,500	1,869,600
Williams Cos., Inc.	10,080	528,998
		20,487,488
PAPER & FOREST PRODUCTS (0.1%)
International Paper Co.	4,600	220,202

PERSONAL PRODUCTS (0.1%)
The Estee Lauder Cos., Inc., Class A	2,560	228,122

PHARMACEUTICALS (2.7%)
AbbVie, Inc.	19,960	1,397,400
Allergan PLC(a)	5,800	1,920,670
Eli Lilly & Co.	9,980	843,410
ENDO International PLC(a)	2,540	222,352
Hospira, Inc.(a)	5,390	482,135
Mallinckrodt PLC(a)	1,370	169,825
Mylan NV(a)	9,580	536,384
Perrigo Co. PLC	1,591	305,790
Zoetis, Inc.	17,710	867,436
		6,745,402
PROFESSIONAL SERVICES (0.3%)
Equifax, Inc.	1,330	135,833
Nielsen Holdings NV	4,250	205,955
Robert Half International, Inc.	7,110	391,263
The Dun & Bradstreet Corp.	250	31,193
		764,244
REAL ESTATE INVESTMENT TRUSTS (2.8%)
American Tower Corp.	8,780	835,066
Apartment Investment & Management Co., Class A	499	19,501
AvalonBay Communities, Inc.	2,591	446,533
Boston Properties, Inc.	2,860	352,581
Crown Castle International Corp.	3,190	261,293
Equity Residential	7,290	545,365
Essex Property Trust, Inc.	1,459	328,144
General Growth Properties, Inc.	7,680	208,435
HCP, Inc.	4,660	180,062
Health Care REIT, Inc.	7,970	552,879
Host Hotels & Resorts, Inc.	24,123	467,504
Iron Mountain, Inc.	1,969	59,168

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Kimco Realty Corp.	17,070	$421,800
Macerich Co.	3,870	306,349
Plum Creek Timber Co., Inc.	2,090	85,690
Prologis, Inc.	5,402	219,375
Public Storage, Inc.	1,253	257,091
Realty Income Corp.	2,420	116,862
Simon Property Group, Inc.	2,966	555,294
SL Green Realty Corp.	900	103,626
Ventas, Inc.	6,180	414,616
Vornado Realty Trust	1,665	162,421
Weyerhaeuser Co.	5,751	176,498
		7,076,153
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
CBRE Group, Inc.(a)	12,470	473,486

ROAD & RAIL (0.8%)
CSX Corp.	8,930	279,330
J.B. Hunt Transport Services, Inc.	520	43,742
Kansas City Southern	840	83,320
Norfolk Southern Corp.	2,590	218,415
Ryder System, Inc.	3,860	349,407
Union Pacific Corp.	10,352	1,010,252
		1,984,466
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Altera Corp.	2,990	148,483
Analog Devices, Inc.	2,710	158,074
Applied Materials, Inc.	12,260	212,834
Avago Technologies Ltd.	7,320	916,025
Broadcom Corp., Class A	4,900	247,989
First Solar, Inc.(a)	13,400	593,620
Intel Corp.	46,680	1,351,386
KLA-Tencor Corp.	1,050	55,702
Lam Research Corp.	3,543	272,350
Linear Technology Corp.	1,680	68,880
Microchip Technology, Inc.	1,780	76,255
Micron Technology, Inc.(a)	35,570	658,401
NVIDIA Corp.	14,165	282,592
Qorvo, Inc.(a)	5,210	301,920
Skyworks Solutions, Inc.	6,970	666,820
Texas Instruments, Inc.	9,620	480,808
Xilinx, Inc.	2,480	103,540
		6,595,679
SOFTWARE (2.6%)
Adobe Systems, Inc.(a)	4,284	351,245
Autodesk, Inc.(a)	1,980	100,149
CA, Inc.	4,300	125,281
Citrix Systems, Inc.(a)	4,240	320,586
Intuit, Inc.	2,520	266,540
Microsoft Corp.	67,990	3,175,133
Oracle Corp.	27,911	1,114,765
Red Hat, Inc.(a)	7,760	613,661
Salesforce.com, Inc.(a)	5,230	383,359
Symantec Corp.	6,842	155,587
		6,606,306
SPECIALTY RETAIL (3.5%)
Advance Auto Parts, Inc.	3,730	649,803
AutoNation, Inc.(a)	400	24,936
AutoZone, Inc.(a)	666	466,826
Bed Bath & Beyond, Inc.(a)	1,430	93,279
Best Buy Co., Inc.	22,450	724,911
CarMax, Inc.(a)	1,710	110,312
GameStop Corp., Class A	25,332	1,161,472
Gap, Inc.	2,780	101,414
Home Depot, Inc.	13,040	1,526,071
L Brands, Inc.	2,150	173,548
Lowe's Cos., Inc.	13,310	923,182
O'Reilly Automotive, Inc.(a)	3,224	774,760
Ross Stores, Inc.	7,600	404,016
Staples, Inc.	72,085	1,060,370
Tiffany & Co.	870	83,259
TJX Cos., Inc.	6,100	425,902
Tractor Supply Co.	1,020	94,370
Urban Outfitters, Inc.(a)	440	14,353
		8,812,784
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.5%)
Apple Computer, Inc.	52,201	6,331,981
EMC Corp.	18,100	486,709
Hewlett-Packard Co.	27,070	826,177
NetApp, Inc.	2,920	90,958
SanDisk Corp.	4,460	268,894
Seagate Technology PLC	10,320	522,192
Western Digital Corp.	5,340	459,560
		8,986,471
TEXTILES, APPAREL & LUXURY GOODS (1.3%)
Coach, Inc.	2,690	83,928
Fossil Group, Inc.(a)	320	22,000
Hanesbrands, Inc.	11,320	351,260
Michael Kors Holdings Ltd.(a)	5,890	247,321
NIKE, Inc., Class B	8,120	935,586
PVH Corp.	710	82,388
Ralph Lauren Corp.	485	61,057
Under Armour, Inc., Class A(a)	10,350	1,028,065
VF Corp.	6,385	492,220
		3,303,825
THRIFTS & MORTGAGE FINANCE (0.4%)
Hudson City Bancorp, Inc.	28,190	290,639
People's United Financial, Inc.	37,650	612,565
		903,204
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.	2,500	104,650
United Rentals, Inc.(a)	4,540	304,135
W.W. Grainger, Inc.	581	132,880
		541,665
TOTAL COMMON STOCKS		253,110,359

RIGHTS (0.0%)
FOOD & STAPLES RETAILING (0.0%)
Safeway, Inc. (a)(b)	25,130	–
Safeway, Inc. (a)( b)	25,130	–
TOTAL RIGHTS		–

MONEY MARKET FUND (0.1%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(c)	336,816	336,816

TOTAL MONEY MARKET FUND		336,816
TOTAL INVESTMENTS (COST $227,842,924) 100.0%		253,447,175
OTHER ASSETS IN EXCESS OF LIABILITIES -0.0%		4,990

NET ASSETS 100.0%		$253,452,165

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid and represent 0.00% of the Fund’s net assets.

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

(c)	Variable rate security. Rate shown represents the rate as of July 31, 2015.

ADR—American Depositary Receipt

PLC—Public Limited Company

REIT—Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (98.4%)
AEROSPACE & DEFENSE (0.2%)
Embraer SA, Sponsored ADR	9,440	$262,904

AIRLINES (0.3%)
Latam Airlines Group SA, Sponsored ADR(a)	10,280	63,736
Ryanair Holdings PLC, Sponsored ADR	4,370	323,861
		387,597
AUTO COMPONENTS (0.4%)
Magna International, Inc., Class A, ADR	8,460	459,886

AUTOMOBILES (3.9%)
Honda Motor Co. Ltd., Sponsored ADR	31,920	1,084,003
Tata Motors Ltd., Sponsored ADR	5,660	167,876
Toyota Motor Corp., Sponsored ADR	25,030	3,340,504
		4,592,383
BANKS (21.4%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	105,430	1,066,952
Banco Bradesco SA, Sponsored ADR	108,667	862,816
Banco de Chile, Sponsored ADR	3,380	210,632
Banco Santander Central Hispano SA, Sponsored ADR	230,634	1,570,618
Banco Santander Chile SA, Sponsored ADR	5,234	105,674
Bancolombia SA, Sponsored ADR	2,290	88,394
Bank of Montreal	13,460	752,010
Bank of Nova Scotia	23,140	1,136,405
Barclays PLC, Sponsored ADR	64,519	1,160,052
Canadian Imperial Bank of Commerce	8,770	626,441
Credicorp Ltd.	1,849	243,883
HDFC Bank Ltd., Sponsored ADR	12,960	809,611
HSBC Holdings PLC, Sponsored ADR	67,701	3,051,284
ICICI Bank Ltd., Sponsored ADR	41,390	416,797
ING Groep NV, Sponsored ADR	65,410	1,110,662
Itau Unibanco Banco Multiplo SA, Sponsored ADR	131,844	1,144,406
KB Financial Group, Inc., Sponsored ADR	17,110	538,794
Lloyds Banking Group PLC, Sponsored ADR	237,215	1,247,751
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	242,550	1,777,891
Mizuho Financial Group, Inc., Sponsored ADR	225,180	1,006,555
Royal Bank of Canada	27,550	1,607,543
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	11,288	120,330
Shinhan Financial Group Co. Ltd., Sponsored ADR	20,970	753,242
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	122,770	1,136,850
The Toronto - Dominion Bank	34,180	1,381,214
Westpac Banking Corp., Sponsored ADR	53,325	1,359,254
		25,286,061
BEVERAGES (0.8%)
Fomento Economico, Sponsored ADR	10,840	982,538

CAPITAL MARKETS (3.1%)
Credit Suisse Group, Sponsored ADR	26,209	771,855
Deutsche Bank AG	22,910	802,308
Nomura Holdings, Inc., Sponsored ADR	75,710	545,112
UBS Group AG	65,790	1,517,118
		3,636,393
CHEMICALS (1.5%)
Agrium, Inc.	3,970	405,972
Potash Corp. of Saskatchewan, Inc.	18,415	500,520
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	4,950	66,874
Syngenta AG, Sponsored ADR	9,260	762,561
		1,735,927
COMMUNICATIONS EQUIPMENT (1.1%)
Alcatel-Lucent, Sponsored ADR(a)	60,570	226,532
Nokia Oyj, Sponsored ADR	70,360	496,038
Telefonektiebolaget LM Ericsson, Sponsored ADR	59,550	638,971
		1,361,541
CONSTRUCTION MATERIALS (0.9%)
Cemex SA de CV, Sponsored ADR(a)	54,897	466,625
CRH PLC, Sponsored ADR	16,630	494,077
James Hardie Industries PLC, Sponsored ADR	2,320	161,472
		1,122,174
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Orix Corp., Sponsored ADR	5,360	399,588

DIVERSIFIED TELECOMMUNICATION SERVICES (6.5%)
BCE, Inc.	21,235	873,608
BT Group PLC, Sponsored ADR	15,750	1,138,095
China Telecom Corp. Ltd., Sponsored ADR	5,260	292,877
China Unicom Ltd., Sponsored ADR	16,085	226,638
Chunghwa Telecom Co. Ltd., Sponsored ADR	33,865	1,051,508
Nippon Telegraph & Telephone Corp., Sponsored ADR	26,320	1,016,741
Orange SA, Sponsored ADR	41,650	682,643
PT Telekomunikasi Indonesia, Sponsored ADR	9,540	410,315
Telecom Italia S.p.A., Sponsored ADR(a)	18,410	243,012
Telefonica SA, Sponsored ADR	76,606	1,170,540
TELUS Corp.	15,810	540,228
		7,646,205
ELECTRIC UTILITIES (0.8%)
Companhia Energetica de Minas Gerais, Sponsored ADR	21,315	58,616
CPFL Energia SA, Sponsored ADR	7,624	85,618
Enersis SA, Sponsored ADR	27,220	411,294
Korea Electric Power Corp., Sponsored ADR	19,440	418,932
		974,460
ELECTRICAL EQUIPMENT (1.2%)
ABB Ltd., Sponsored ADR	41,610	843,851
NIDEC Corp., Sponsored ADR	23,930	535,075
		1,378,926
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.5%)
Kyocera Corp., Sponsored ADR	7,800	401,076
LG Display Co. Ltd., Sponsored ADR	14,880	142,402
		543,478
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	2,770	69,665

FOOD & STAPLES RETAILING (0.3%)
Cencosud SA, Sponsored ADR	13,020	82,026
Delhaize Group, Sponsored ADR	11,320	255,379
		337,405
FOOD PRODUCTS (3.1%)
BRF-Brasil Foods SA, Sponsored ADR	33,650	703,621
Unilever NV, Sponsored NY Shares	36,090	1,617,915
Unilever PLC, Sponsored ADR	28,714	1,301,606
		3,623,142
HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Smith & Nephew PLC, Sponsored ADR	12,970	480,020

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES (0.5%)
Fresenius Medical Care AG & Co., Sponsored ADR	15,460	$632,314

HOTELS, RESTAURANTS & LEISURE (0.8%)
Carnival PLC, Sponsored ADR	6,430	355,836
InterContinental Hotels Group PLC, Sponsored ADR	8,164	341,500
Restaurant Brands International, Inc.	5,475	236,739
		934,075
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.5%)
Empresa Nacional de Electricidad SA, Sponsored ADR	6,250	257,187
Huaneng Power International, Inc., Sponsored ADR	4,070	197,192
TransAlta Corp.	16,530	104,635
		559,014
INDUSTRIAL CONGLOMERATES (0.4%)
Koninklijke Royal Philips Electronics NV, Sponsored NY Shares	19,474	541,572

INSURANCE (3.8%)
Aegon NV, Sponsored NY Shares	35,336	272,087
Aviva PLC, Sponsored ADR	36,150	592,498
China Life Insurance Co. Ltd., Sponsored ADR	68,000	1,255,960
Manulife Financial Corp.	45,530	807,247
Prudential PLC, Sponsored ADR	23,850	1,127,151
Sun Life Financial, Inc.	15,490	505,284
		4,560,227
INTERNET & CATALOG RETAIL (0.7%)
Ctrip.com International Ltd., Sponsored ADR(a)	4,540	324,973
JD.com, Inc., Sponsored ADR(a)	10,690	353,091
Vishop Holdings Ltd., Sponsored ADR(a)	10,130	197,434
		875,498
INTERNET SOFTWARE & SERVICES (2.2%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	11,830	926,762
Baidu, Inc., Sponsored ADR(a)	8,431	1,455,696
Qihoo 360 Technology Co. Ltd., Sponsored ADR(a)	2,770	171,768
		2,554,226
IT SERVICES (1.4%)
CGI Group, Inc., Class A(a)	8,010	299,094
Infosys Technologies Ltd., Sponsored ADR	62,230	1,052,309
Wipro Ltd., Sponsored ADR	24,640	304,550
		1,655,953
LIFE SCIENCES TOOLS & SERVICES (0.5%)
Qiagen NV(a)	22,310	624,234

MEDIA (3.3%)
Grupo Televisa SA, Sponsored ADR	23,010	802,129
Pearson PLC, Sponsored ADR	20,490	382,343
Relx NV, ADR	30,215	502,476
Relx PLC, ADR	28,988	507,000
Shaw Communications, Inc., Class B	16,270	344,924
Thomson Reuters Corp.	16,218	656,018
WPP PLC, Sponsored ADR	6,000	690,840
		3,885,730
METALS & MINING (4.1%)
Agnico-Eagle Mines Ltd.	4,310	95,380
ArcelorMittal, Sponsored NY Shares	14,260	128,625
Barrick Gold Corp., ADR	20,680	146,001
BHP Billiton Ltd., Sponsored ADR	27,630	1,060,163
BHP Billiton PLC, Sponsored ADR	17,950	659,662
Cia Vale Do Rio, Sponsored ADR	97,940	420,163
Companhia Siderurgica Nacional SA, Sponsored ADR	7,390	9,237
Compania de Minas Buenaventura SA, Sponsored ADR	4,940	35,173
Eldorado Gold Corp.	15,420	53,045
Gerdau SA, Sponsored ADR	7,250	12,543
Goldcorp, Inc.	14,287	189,731
Kinross Gold Corp.(a)	15,430	28,083
POSCO, Sponsored ADR	13,790	572,561
Randgold Resources Ltd., Sponsored ADR	2,750	166,018
Rio Tinto PLC, Sponsored ADR	22,012	850,103
Silver Wheaton Corp.	9,130	119,420
Southern Copper Corp.	5,903	164,458
Teck Resources Ltd.	2,613	19,179
Vale SA, Sponsored ADR	28,190	148,279
Yamana Gold, Inc.	18,380	36,025
		4,913,849
MULTI-UTILITIES (1.0%)
National Grid PLC, Sponsored ADR	17,309	1,153,125

OIL, GAS & CONSUMABLE FUELS (13.8%)
BP PLC, Sponsored ADR	53,052	1,961,332
Cameco Corp.	7,380	101,327
Canadian Natural Resources Ltd.	17,780	433,476
Cenovus Energy, Inc.	12,710	185,312
China Petroleum & Chemical Corp., Sponsored ADR	12,656	951,858
CNOOC Ltd., Sponsored ADR	7,320	897,798
Ecopetrol SA, Sponsored ADR	3,830	43,241
Enbridge, Inc.	16,170	704,365
EnCana Corp.	10,260	77,873
ENI S.p.A., Sponsored ADR	23,110	808,850
Imperial Oil Ltd.	6,400	236,928
Pembina Pipeline Corp.	7,340	213,521
PetroChina Co. Ltd., Sponsored ADR	10,205	1,004,070
Petroleo Brasileiro SA, Sponsored ADR(a)	86,660	532,959
Petroleo Brasileiro SA, Class A, Sponsored ADR(a)	39,500	268,600
Royal Dutch Shell PLC, Sponsored ADR	34,344	1,974,093
Royal Dutch Shell PLC, Class B, Sponsored ADR	20,750	1,206,613
Sasol Ltd., Sponsored ADR	14,800	510,304
Statoil ASA, Sponsored ADR	18,957	320,563
Suncor Energy, Inc.	25,368	714,363
Total SA, Sponsored ADR	40,400	1,991,316
TransCanada Corp.	15,450	601,160
Ultrapar Participacoes SA, Sponsored ADR	21,190	434,395
YPF Sociedad Anonima, Sponsored ADR	5,280	121,070
		16,295,387
PHARMACEUTICALS (2.4%)
Shire PLC, Sponsored ADR	4,478	1,194,775
Valeant Pharmaceuticals International, Inc.(a)	6,407	1,649,995
		2,844,770
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
Brookfield Asset Management, Inc., Class A	22,378	779,426

ROAD & RAIL (1.3%)
Canadian National Railway Co.	16,710	1,043,205
Canadian Pacific Railway Ltd.	3,232	519,867
		1,563,072

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.9%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	55,320	$309,792
ARM Holdings PLC, Sponsored ADR	9,430	443,587
ASML Holding NV, Sponsored NY Shares	8,257	818,847
Siliconware Precision Industries Co., Sponsored ADR	30,360	171,837
STMicroelectronics NV, Sponsored NY Shares	14,140	109,868
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	169,638	3,750,696
United Microelectronics Corp., Sponsored ADR	118,280	212,904
		5,817,531
SOFTWARE (1.1%)
SAP AG, Sponsored ADR	17,940	1,285,760

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.7%)
BlackBerry Ltd.(a)	10,700	82,765
CANON, Inc., Sponsored ADR	25,230	806,603
		889,368
TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Gildan Activewear, Inc.	10,140	327,319
Luxottica Group S.p.A., Sponsored ADR	5,030	363,267
		690,586
WIRELESS TELECOMMUNICATION SERVICES (6.9%)
America Movil SA, Sponsored ADR	84,470	1,637,028
China Mobile Ltd., Sponsored ADR	50,340	3,272,100
Mobile TeleSystems PJSC, Sponsored ADR	12,750	104,550
NTT DoCoMo, Inc., Sponsored ADR	29,730	626,411
Rogers Communications, Inc., Class B	10,570	370,795
SK Telecom Co. Ltd., Sponsored ADR	13,240	317,628
Vodafone Group PLC, Sponsored ADR	48,229	1,822,092
		8,150,604
TOTAL COMMON STOCKS		116,486,614

MONEY MARKET FUND (1.3%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	1,528,590	1,528,590

TOTAL MONEY MARKET FUND		1,528,590
TOTAL INVESTMENTS (COST $118,579,028) 99.7%		118,015,204
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%		312,580

NET ASSETS 100.0%		$118,327,784

(a)	Represents non-income producing security.

(b)	Variable rate security. Rate shown represents the rate as of July 31, 2015.

ADR—American Depositary Receipt
PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (61.9%)
AIR FREIGHT & LOGISTICS (0.7%)
United Parcel Service, Inc., 5.50%, 1/15/18	$1,000,000	$1,102,055

BANKS (7.6%)
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,534,020
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,209,273
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,210,862
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,207,904
KeyCorp, 5.10%, 3/24/21	2,000,000	2,219,802
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100)(a)	1,150,000	1,167,514
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,084,077
		11,633,452
BEVERAGES (3.0%)
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,108,895
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,518,203
		4,627,098
CAPITAL MARKETS (6.4%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,645,717
BlackRock, Inc., 6.25%, 9/15/17	733,000	808,111
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,382,990
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,520,849
Goldman Sachs Group, Inc., 5.95%, 1/15/27	1,500,000	1,699,357
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,704,521
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,040,870
		9,802,415
CHEMICALS (4.2%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,043,826
Dow Chemical Co., 4.25%, 11/15/20	3,000,000	3,190,839
E.I. du Pont de Nemours & Co., 3.63%, 1/15/21	1,000,000	1,047,877
E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	1,000,000	1,098,171
		6,380,713
CHURCH MORTGAGE BONDS (0.4%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14 (d)(e)	73,000	35,429
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15 (d)(e)	106,000	51,443
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15 (d)(e)	63,000	30,646
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, (Callable 12/15/15 @ 100)(d)(e)	90,000	44,332
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 12/15/15 @ 100)(d)(e)	63,000	31,032
Bethel Baptist Institutional Church, Inc., 0.00%, 1/1/22 (f)	103,190	10
Bethel Baptist Institutional Church, Inc., 3.50%, 1/1/22 (a)	720,908	315,613
Metropolitan Baptist Church, 7.90%, 7/12/13 (d)(e)	29,000	8,500
Metropolitan Baptist Church, 8.00%, 1/12/14 (d)(e)	71,000	20,714
Metropolitan Baptist Church, 8.10%, 7/12/14 (d)(e)	74,000	21,583
Metropolitan Baptist Church, 8.40%, 7/12/16, (Callable 10/12/15 @ 100)(d)(e)	87,000	25,755
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 10/12/15 @ 100)(d)(e)	90,000	26,643
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 10/12/15 @ 100)(d)(e)	23,000	6,809
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 10/12/15 @ 100)(d)(e)	121,000	35,710
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11 (d)(e)	44,000	4
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, (Callable 9/21/15 @ 100)(d)(e)	111,000	11
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, (Callable 9/21/15 @ 100)(d)(e)	147,000	15
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18 (d)(e)	152,000	15
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, (Callable 9/21/15 @ 100)(d)(e)	158,000	16
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, (Callable 9/21/15 @ 100)(d)(e)	165,000	17
		654,297
COMMUNICATIONS EQUIPMENT (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	548,781

CONSUMER FINANCE (2.7%)
Capital One Financial Corp., 4.75%, 7/15/21	1,000,000	1,077,832
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,017,222

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
John Deere Capital Corp., 2.75%, 3/15/22	$1,000,000	$998,063
		4,093,117
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	455,894

DIVERSIFIED FINANCIAL SERVICES (0.5%)
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	825,266

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Verizon Communications, Inc., 4.60%, 4/1/21	1,000,000	1,078,086

ELECTRIC UTILITIES (3.2%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,292,038
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20	1,500,000	1,599,330
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	913,977
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,102,015
		4,907,360
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.7%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	1,034,904

ENERGY EQUIPMENT & SERVICES (0.9%)
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,338,359

FOOD & STAPLES RETAILING (1.4%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	1,000,000	1,038,425
Walgreen Co., 5.25%, 1/15/19	1,000,000	1,097,486
		2,135,911
FOOD PRODUCTS (6.0%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,609,092
General Mills, Inc., 5.65%, 2/15/19	1,500,000	1,682,209
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,542,738
Kraft Food Group, Inc., 5.38%, 2/10/20	1,500,000	1,678,440
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,642,107
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,061,040
		9,215,626
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Medtronic, Inc., 4.45%, 3/15/20	1,000,000	1,093,833

HOTELS, RESTAURANTS & LEISURE (0.6%)
McDonald's Corp., 2.63%, 1/15/22	1,000,000	979,890

HOUSEHOLD DURABLES (0.7%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,023,149

INDUSTRIAL CONGLOMERATES (0.7%)
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,089,594

INSURANCE (2.8%)
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,136,172
MetLife, Inc., 4.75%, 2/8/21	1,000,000	1,103,426
Prudential Financial, Inc., 5.87%, 9/15/42 (a)	2,000,000	2,115,000
		4,354,598
IT SERVICES (1.8%)
Xerox Corp., 4.50%, 5/15/21	1,000,000	1,038,301
Xerox Corp., 6.35%, 5/15/18	1,500,000	1,664,291
		2,702,592
METALS & MINING (1.4%)
Alcoa, Inc., 5.87%, 2/23/22	2,000,000	2,117,500

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (0.7%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35 (a)	$1,000,000	$1,019,928

MULTILINE RETAIL (1.7%)
Target Corp., 2.90%, 1/15/22	2,500,000	2,539,998

OIL, GAS & CONSUMABLE FUELS (3.5%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	709,301
Gulf South Pipeline Co. LP, 4.00%, 6/15/22, (Callable 3/17/22 @ 100)	1,500,000	1,449,381
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	997,163
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	570,232
Valero Energy Corp., 6.13%, 6/15/17	1,500,000	1,622,605
		5,348,682
PERSONAL PRODUCTS (0.6%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	972,500

PHARMACEUTICALS (1.8%)
Eli Lilly & Co., 5.50%, 3/15/27	1,500,000	1,797,922
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	910,002
		2,707,924
ROAD & RAIL (1.3%)
Union Pacific Corp., 2.95%, 1/15/23, (Callable 10/15/22 @ 100)	2,000,000	1,982,604

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.3%)
Applied Materials, Inc., 7.13%, 10/15/17	500,000	555,844
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,521,435
		2,077,279
SOFTWARE (1.1%)
Oracle Corp., 5.00%, 7/8/19	1,500,000	1,670,518

SPECIALTY RETAIL (1.4%)
Home Depot, Inc., 5.40%, 3/1/16	1,000,000	1,027,637
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,062,700
		2,090,337
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.7%)
Hewlett-Packard Co., 5.50%, 3/1/18	1,000,000	1,092,172

TOTAL CORPORATE BONDS		94,696,432

MUNICIPAL BONDS (0.4%)
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, 5.13%, 1/1/20	450,000	503,685
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	158,996
TOTAL MUNICIPAL BONDS		662,681

U.S. GOVERNMENT AGENCIES (4.1%)
Federal Home Loan Bank
1.25%, 6/8/18	2,000,000	2,009,194
3.50%, 7/29/21	2,000,000	2,177,786
4.75%, 6/8/18	2,000,000	2,207,676
TOTAL U.S. GOVERNMENT AGENCIES		6,394,656

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (10.8%)
Federal Home Loan Mortgage Corp.
2.00%, 8/25/16	2,500,000	2,540,233
2.28%, 10/1/37(a)	122,069	130,213
3.75%, 3/27/19	500,000	543,306
4.00%, 12/15/25	2,500,000	2,683,500
5.00%, 7/15/19	98,351	101,770
5.00%, 11/1/37	60,272	65,739
5.70%, 5/1/36(a)	106,631	114,026

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
6.00%, 3/1/38	$94,322	$106,505
		6,285,292
Federal National Mortgage Assoc.
0.61%, 11/25/36(a)	177,420	178,751
1.63%, 10/26/15	2,000,000	2,006,570
2.38%, 4/11/16	3,000,000	3,042,990
2.57%, 5/1/36(a)	233,480	249,463
5.00%, 1/1/35	54,298	59,403
5.37%, 7/1/36(a)	47,649	47,702
5.50%, 9/1/36	37,142	41,224
5.71%, 10/1/36(a)	116,020	123,338
6.00%, 6/1/36	362,545	408,360
6.00%, 9/1/36	118,876	133,354
6.00%, 5/1/37	77,397	86,719
		6,377,874
Government National Mortgage Assoc.
3.50%, 1/20/39(a)	76,480	79,024
4.25%, 10/20/38	619,002	652,827
4.50%, 8/20/38	283,291	305,381
4.50%, 5/20/39	1,267,296	1,327,110
4.50%, 6/15/40	575,529	623,878
5.00%, 5/20/40	367,156	388,967
5.50%, 12/20/38	35,608	38,160
6.00%, 6/15/37	80,278	91,383
6.00%, 10/15/37	89,043	101,347
6.50%, 10/20/38	38,385	41,991
		3,650,068
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		16,313,234

U.S. TREASURY OBLIGATIONS (19.9%)
U.S. Treasury Notes
1.38%, 2/28/19	3,000,000	3,016,641
1.50%, 12/31/18	2,500,000	2,528,125
1.63%, 11/15/22	4,150,000	4,046,897
2.00%, 4/30/16	3,000,000	3,037,968
2.00%, 11/30/20	2,500,000	2,542,970
2.00%, 11/15/21	5,000,000	5,044,530
2.00%, 2/15/22	7,000,000	7,050,862
3.13%, 5/15/19	3,000,000	3,205,782
TOTAL U.S. TREASURY OBLIGATIONS		30,473,775

	Shares
MONEY MARKET FUND (2.1%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(a)	3,213,014	3,213,014
TOTAL MONEY MARKET FUND		3,213,014
TOTAL INVESTMENTS (COST $151,258,790) 99.2%		151,753,792
OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%		1,195,334

NET ASSETS 100.0%		$152,949,126

(a)	Variable rate security. Rate shown represents the rate as of July 31, 2015.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to July 31, 2015.
(e)	The trustee of the Issuer has initiated foreclosure proceedings against the bond issuer and/or the bond issuer is in bankruptcy or forbearance.
(f)	Issuer of security, as a part of the restructure of the bond, will receive a credit of ten percent (10%) of the principal for each year the Issuer fulfills its obligations under the restructuring agreement with the Trustee. The bonds are priced to reflect the portion of the principal the Fund believes it will receive.

LLC—Limited Liability Company

LP—Limited Partnership

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (3.5%)
Lockheed Martin Corp.	12,967	$2,685,466
Raytheon Co.	28,770	3,138,519
		5,823,985
AUTOMOBILES (4.5%)
Honda Motor Co. Ltd., Sponsored ADR	103,810	3,525,388
Toyota Motor Corp., Sponsored ADR	30,050	4,010,473
		7,535,861
BANKS (8.8%)
Bank of Nova Scotia	59,910	2,942,180
HSBC Holdings PLC, Sponsored ADR	76,120	3,430,728
Royal Bank of Canada	49,200	2,870,820
Tompkins Financial Corp.	39,220	2,119,841
Westpac Banking Corp., Sponsored ADR	123,830	3,156,427
		14,519,996
BEVERAGES (2.8%)
Dr Pepper Snapple Group, Inc.	58,000	4,652,760

BIOTECHNOLOGY (1.0%)
Baxalta, Inc.(a)	47,870	1,571,572

CHEMICALS (1.1%)
Syngenta AG, Sponsored ADR	22,120	1,821,582

COMMUNICATIONS EQUIPMENT (1.0%)
QUALCOMM, Inc.	25,500	1,641,945

DISTRIBUTORS (3.1%)
Genuine Parts Co.	57,430	5,108,398

DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
BCE, Inc.	68,640	2,823,850

ELECTRIC UTILITIES (1.5%)
Westar Energy, Inc.	65,440	2,463,816

ELECTRICAL EQUIPMENT (1.8%)
ABB Ltd., Sponsored ADR	149,620	3,034,293

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.5%)
Corning, Inc.	136,750	2,554,490

ENERGY EQUIPMENT & SERVICES (0.8%)
Tenaris SA, Sponsored ADR	52,860	1,329,429

FOOD & STAPLES RETAILING (1.4%)
SYSCO Corp.	66,080	2,399,365

FOOD PRODUCTS (3.4%)
General Mills, Inc.	48,990	2,851,708
Unilever NV, Sponsored NY Shares	60,560	2,714,905
		5,566,613
HEALTH CARE EQUIPMENT & SUPPLIES (6.7%)
Baxter International, Inc.	47,820	1,916,626
Becton, Dickinson & Co.	19,510	2,968,447
Medtronic PLC	51,770	4,058,250
St. Jude Medical, Inc.	30,260	2,233,793
		11,177,116
HEALTH CARE PROVIDERS & SERVICES (4.5%)
Quest Diagnostics, Inc.	51,440	3,796,786
UnitedHealth Group, Inc.	30,290	3,677,206
		7,473,992
HEALTH CARE TECHNOLOGY (1.2%)
Computer Programs & Systems, Inc.	41,540	1,942,826

HOTELS, RESTAURANTS & LEISURE (2.2%)
McDonald's Corp.	36,330	3,627,914

HOUSEHOLD DURABLES (1.1%)
Tupperware Corp.	31,010	1,813,155

HOUSEHOLD PRODUCTS (2.1%)
Kimberly-Clark Corp.	17,350	1,994,729
Procter & Gamble Co.	19,490	1,494,883
		3,489,612
INDUSTRIAL CONGLOMERATES (2.0%)
3M Co.	21,400	3,238,676

INSURANCE (1.9%)
Aegon NV, Sponsored NY Shares	402,826	3,101,760

IT SERVICES (4.6%)
Accenture PLC, Class A	40,530	4,179,048
Automatic Data Processing, Inc.	42,760	3,410,965
		7,590,013
MACHINERY (1.8%)
Caterpillar, Inc.	38,120	2,997,376

MEDIA (5.5%)
Relx PLC, ADR	220,010	3,847,975
Shaw Communications, Inc., Class B	106,570	2,259,284
WPP PLC, Sponsored ADR	25,900	2,982,126
		9,089,385
METALS & MINING (1.3%)
Rio Tinto PLC, Sponsored ADR	57,800	2,232,236

MULTI-UTILITIES (2.5%)
National Grid PLC, Sponsored ADR	48,931	3,259,783
SCANA Corp.	14,590	799,532
		4,059,315
OIL, GAS & CONSUMABLE FUELS (6.1%)
CNOOC Ltd., Sponsored ADR	21,640	2,654,146
TransCanada Corp.	58,280	2,267,675
Valero Energy Corp.	40,590	2,662,704
Western Refining, Inc.	58,450	2,581,152
		10,165,677
REAL ESTATE INVESTMENT TRUSTS (5.1%)
EPR Properties	34,190	1,952,933
LTC Properties, Inc.	49,030	2,150,946
Public Storage, Inc.	16,939	3,475,544
Senior Housing Properties Trust	53,930	931,371
		8,510,794
ROAD & RAIL (1.4%)
Canadian National Railway Co.	38,220	2,386,075

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.3%)
Analog Devices, Inc.	42,020	2,451,027
Intel Corp.	106,940	3,095,913
		5,546,940
SOFTWARE (5.8%)
CA, Inc.	73,240	2,133,847
Microsoft Corp.	83,420	3,895,714
SAP AG, Sponsored ADR	49,580	3,553,399
		9,582,960

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2015 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.9%)
Seagate Technology PLC	29,760	$1,505,856

THRIFTS & MORTGAGE FINANCE (1.4%)
People's United Financial, Inc.	140,060	2,278,776

TOTAL COMMON STOCKS		164,658,409

MONEY MARKET FUND (0.6%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	962,351	962,351

TOTAL MONEY MARKET FUND		962,351
TOTAL INVESTMENTS (COST $145,349,900) 99.9%		165,620,760
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		156,056

NET ASSETS 100.0%		$165,776,816

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of July 31, 2015.

ADR—American Depositary Receipt
PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

At July 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Steward Large Cap Enhanced Index Fund	$228,849,391	$36,548,428	$(11,950,644)	$24,597,784
Steward International Enhanced Index Fund	118,877,377	7,238,961	(8,101,134)	(862,173)
Steward Select Bond Fund	151,258,790	3,088,729	(2,593,727)	495,002
Steward Global Equity Income Fund	145,455,578	26,639,074	(6,473,892)	20,165,182

Notes to Schedules of Portfolio Investments

Steward Funds, Inc.

July 31, 2015 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a “Fund” and, collectively, the “Funds”) consists of four Funds – Steward Large Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund and Steward Global Equity Income Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund’s investment in mortgage bonds of religious organizations (“church mortgage bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church mortgage bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value. Bonds with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Directors.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including an underwriter of mortgage bonds. The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix. A reduced yield causes the price to increase. An increased discount rate causes the price to decrease.

When the bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next three years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Fund’s Board of Directors, the Adviser, under these circumstances, may determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

-	the general conditions in the church bond market and the overall financial market
-	the transaction price of any recent sales or purchases of the security
-	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
-	the estimated value of the underlying collateral
-	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

- any current independent appraisal values

- any current listing price

- index adjusted appraisal values based on published real estate sources

- estimated costs associated with the disposition of the property

- risk adjusted discount rate

- estimated time to sell in years

- probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure. An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease. Such movements in the appraisal value would be deemed to have the most significant impact on fair value under the Income Approach. An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease. A decrease to the aforementioned types of changes cause the fair value to increase.

Additionally, in determining the fair value of the church mortgage bonds, the Advisor also considers the potential results of the trustee’s actions, including restructuring, refinancing, and acceleration of payments or other liquidations of property collateralizing the church mortgage bonds. For bonds that have been restructured, the Advisor will evaluate whether the bond should continue to be valued under the Income Approach until additional information is available as to the church’s ability to perform under the revised terms, and or/ whether a different estimate is necessary based on the specific facts and circumstances surrounding the restructured terms.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly. As a result, it is reasonably possible that management's estimate of fair value may have significant changes in the near term.

Accounting principles generally accepted in the United States of America ("GAAP") establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical securities and NAVs for open-end mutual funds and money market funds

Level 2 – Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of July 31, 2015:

	Investments in Securities
		LEVEL 2 -
		Other	LEVEL 3 -
		Significant	Significant
	LEVEL 1 -	Observable	Unobservable
Fund Name	Quoted Prices	Inputs	Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$253,110,359	$–	$–	$253,110,359
Rights*	–	–	–	–
Money Market Fund	336,816	–	–	336,816
Total	253,447,175	–	–	253,447,175
Steward International Enhanced Index
Fund
Security Type
Common Stocks*	116,486,614	–	–	116,486,614
Money Market Fund	1,528,590	–	–	1,528,590
Total	118,015,204	–	–	118,015,204
Steward Select Bond Fund
Security Type
Corporate Bonds*	–	94,042,135	654,297	94,696,432
Municipal Bonds	–	662,681	–	662,681
U.S. Government Agencies	–	6,394,656	–	6,394,656
U.S. Government Agency Mortgage-Backed Obligations	–	16,313,234	–	16,313,234
U.S. Treasury Obligations	30,473,775	–	–	30,473,775
Money Market Fund	3,213,014	–	–	3,213,014
Total	33,686,789	117,412,706	654,297	151,753,792
Steward Global Equity Income Fund
Security Type
Common Stocks*	164,658,409	–	–	164,658,409
Money Market Fund	962,351	–	–	962,351
Total	165,620,760	–	–	165,620,760

*Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, and rights segregated by industry type.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Balance as of May 1, 2015	$639,205
Accrued Accretion/(Amortization)	-
Change in Unrealized Appreciation/(Depreciation)*	24,131
Realized Gain/(Loss)	(9,039)
Net (Maturities)	-
Transfers In/(Out) of Level 3	-
Balance as of July 31, 2015	$654,297

* Change in unrealized appreciation/depreciation represents the amount for all Level 3 assets held as of July 31, 2015.

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of July 31, 2015 from those used on April 30, 2015.

For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    STEWARD FUNDS, INC.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Edward L. Jaroski
Edward L. Jaroski, President

Date:	September 24, 2015

By (Signature and Title)	/s/ Carla Homer
Carla D. Homer, Treasurer

Date:	September 24, 2015